Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 267,047	$ 935,802
Prepaid expenses	180,898	239,740
Due from Sponsor	0	4,734
Total current assets	447,945	1,180,276
Prepaid expenses	0	91,817
Investments held in Trust Account	205,398,150	204,113,336
Total Assets	205,846,095	205,385,429
Current Liabilities:
Accrued offering costs	0	349,109
Convertible Note - related party	300,000	0
Accrued expenses	211,844	158,930
Total Current Liabilities	511,844	508,039
Deferred underwriting fee	6,525,000	6,525,000
Total Liabilities		7,003,039
Total Liabilities	7,036,844	7,033,039
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption; 20,010,000 shares at redemption value ($10.20 per share)	205,398,150	204,102,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(6,589,399)	(5,750,110)
Total Shareholders' Deficit	(6,588,899)	(5,749,610)
Total Liabilities, Redeemable Shares and Shareholders' Deficit	205,846,095	205,385,429
Common Class A [Member]
Current Liabilities:
Class A ordinary shares subject to possible redemption; 20,010,000 shares at redemption value ($10.20 per share)		204,102,000
Shareholders' Deficit:
Common Stock Value	0	0
Common Class B [Member]
Shareholders' Deficit:
Common Stock Value	$ 500	$ 500